Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					(48.90%)	(14.10%)
Transaction costs associated with the Initial Public Offering					0.00%	0.00%
Change in fair value of convertible promissory note – related party					0.00%	(1.70%)
Change in valuation allowance					(52.30%)	1.90%
Income tax provision	(2.62%)	(6.87%)	1.97%	(27.24%)	(80.20%)	7.10%